SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIFE OF PROPERTY PLANT AND EQUIPMENT
Assets	Useful Lives
Buildings	39 years
Machinery and equipment (technical installations)	30-50 years
Other assets	5-30 years

SCHEDULE OF ESTIMATED USEFUL LIFE OF GOODWILL AND OTHER INTANGIBLE ASSETS
Assets	Useful Lives
Trademarks	Indefinite
Customer relationships	20 years
Patents and licenses	5-10 years
Computer software	5-10 years
Other intangible assets	3-10 years